Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,898,516.91

Principal:
Principal Collections	$16,212,650.77
Prepayments in Full	$11,680,454.74
Liquidation Proceeds	$308,878.83
Recoveries	$90,886.30
Sub Total	$28,292,870.64
Collections	$30,191,387.55

Purchase Amounts:
Purchase Amounts Related to Principal	$201,391.82
Purchase Amounts Related to Interest	$1,078.49
Sub Total	$202,470.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,393,857.86

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,393,857.86
Servicing Fee	$459,759.44	$459,759.44	$0.00	$0.00	$29,934,098.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,934,098.42
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,934,098.42
Interest - Class A-3 Notes	$231,254.19	$231,254.19	$0.00	$0.00	$29,702,844.23
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$29,597,708.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,597,708.81
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$29,542,436.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,542,436.81
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$29,500,544.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,500,544.14
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$29,445,710.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,445,710.81
Regular Principal Payment	$27,178,359.89	$27,178,359.89	$0.00	$0.00	$2,267,350.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,267,350.92
Residual Released to Depositor	$0.00	$2,267,350.92	$0.00	$0.00	$0.00
Total		$30,393,857.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,178,359.89
Total					$27,178,359.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,178,359.89	$64.68	$231,254.19	$0.55	$27,409,614.08	$65.23
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$27,178,359.89	$20.25	$488,387.61	$0.36	$27,666,747.50	$20.61

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$338,420,772.66	0.8053802	$311,242,412.77	0.7407006
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$531,470,772.66	0.3959551	$504,292,412.77	0.3757068

Pool Information
Weighted Average APR	4.194%	4.192%
Weighted Average Remaining Term	37.71	36.88
Number of Receivables Outstanding	34,752	33,675
Pool Balance	$551,711,333.60	$523,073,179.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$532,926,526.38	$505,318,594.19
Pool Factor	0.4044854	0.3834894

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$7,846,097.70
Yield Supplement Overcollateralization Amount	$17,754,585.65
Targeted Overcollateralization Amount	$18,780,767.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,780,767.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		111	$234,777.60
(Recoveries)		90	$90,886.30
Net Losses for Current Collection Period			$143,891.30
Cumulative Net Losses Last Collection Period			$4,744,978.13
Cumulative Net Losses for all Collection Periods			$4,888,869.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.31%	372	$6,842,757.08
61-90 Days Delinquent	0.12%	33	$645,173.25
91-120 Days Delinquent	0.03%	8	$161,033.84
Over 120 Days Delinquent	0.10%	27	$522,300.87
Total Delinquent Receivables	1.56%	440	$8,171,265.04

Repossession Inventory:
Repossessed in the Current Collection Period		22	$546,520.25
Total Repossessed Inventory		30	$746,651.95

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4995%
Preceding Collection Period			0.2361%
Current Collection Period			0.3213%
Three Month Average			0.3523%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1897%
Preceding Collection Period			0.1727%
Current Collection Period			0.2019%
Three Month Average			0.1881%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer